Company Financial Statements (Parent Company Only) - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	¥ (88,410)	$ (12,452)	¥ (173,458)	¥ (121,629)
Cash flows from investing activities
Net cash used in investing activities	(128,692)	(18,127)	56,400	(33,401)
Cash flows from financing activities
Net cash (used in) provided by financing activities	195,480	27,532	106,740	266,947
Net (decrease) increase in cash and cash equivalents	(21,060)	(2,967)	2,287	106,850
Cash, cash equivalents and restricted cash at the beginning of the year	249,310	35,115	247,023	140,173
Cash, cash equivalents and restricted cash at the end of the year	228,250	32,148	249,310	247,023
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(18,778)	(2,645)	(13,738)	(4,874)
Cash flows from investing activities
Capital contribution to Group companies	(150,255)	(21,163)	(58,898)	(190,026)
Other investing activities	(70,860)	(9,980)	0	150
Net cash used in investing activities	(221,115)	(31,143)	(58,898)	(189,876)
Cash flows from financing activities
Other financing activities	251,770	35,461	0	256,947
Net cash (used in) provided by financing activities	251,770	35,461	0	256,947
Net (decrease) increase in cash and cash equivalents	11,877	1,673	(72,636)	62,197
Cash, cash equivalents and restricted cash at the beginning of the year	362	51	72,998	10,801
Cash, cash equivalents and restricted cash at the end of the year	¥ 12,239	$ 1,724	¥ 362	¥ 72,998